PROJECT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
PROJECT ASSETS
Schedule of project assets

	At December 31, 2015	At December 31, 2016
	$	$
Project assets—Acquisition cost	2,220	38,298
Project assets—EPC and other cost	111,911	1,461,995

	114,131	1,500,293

Current portion	111,317	1,317,902
Non-current portion	2,814	182,391